Shares - Net income per share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2017 $ / shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net Income (Loss) Attributable to Parent | $	$ 15,286		$ 5,264
Interest from Convertible Debentures (after tax) | $	1,792		0
Diluted net income available to common shareholders | $	$ 17,078		$ 5,264
Weighted average number of common shares (in shares)	24,991,517		26,697,066
Weighted average effect of dilutive securities
Dilutive effect of treasury shares (in shares)	2,394,824		2,622,957
Dilutive effect of stock options (in shares)	357,026		285,703
Dilutive effect of Convertible Debentures	3,684,424		0
Weighted average number of diluted common shares (in shares)	31,427,791		29,605,726
Basic net income per share (in CAD per share) | (per share)	$ 0.61	$ 0.61	$ 0.20	$ 0.20
Diluted net income per share (in CAD per share) | (per share)	$ 0.54	$ 0.54	$ 0.18	$ 0.18
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive awards not considered in computing diluted earnings per share (in shares)	14,247		469,819
Convertible debentures
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive awards not considered in computing diluted earnings per share (in shares)			2,949,309